DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax expense (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax expense
Pre-tax income			$ 2,698	$ 15,375	$ 16,561
Non-taxable items - Earnings from associates			(236)	(353)	(221)
Non-taxable items - Other			29	(114)	(57)
Subtotal			2,491	14,908	16,283
Income tax expense at weighted statutory tax rate			(747)	(5,218)	(5,699)
Tax carryforward prescription				33	31
Changes in tax rates				(272)	(45)
Actions for recourse			44
Income tax on cash dividends of foreign companies			(64)
Inflation effect			3,605	(59)	(302)
Income tax benefit (expense)			2,838	$ (5,516)	$ (6,015)
Income tax - Actions for recourse filed with the Tax Authority
Amount of claim filed during 2015 and 2018			722
Non-current tax credit			$ 818
Argentina
Reconciliation of income tax expense
Weighted statutory income tax rate (*)	25.00%	30.00%	30.00%	35.00%	35.00%
Paraguay
Reconciliation of income tax expense
Weighted statutory income tax rate (*)			10.00%	10.00%	10.00%
Additional tax rate (as a percent)			5.00%	5.00%	5.00%
Effective tax rate			15.00%	15.00%	15.00%
United States of America
Reconciliation of income tax expense
Weighted statutory income tax rate (*)			26.50%	39.50%
Effective tax rate			26.50%	39.50%	39.50%